Unaudited Condensed Consolidated Statements of Operations - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Income Statement [Abstract]
License revenue	$ 617
Revenue, Product and Service [Extensible Enumeration]	License
Operating expenses:
Research and development expenses	$ 19,720	$ 38,785
General and administrative	17,581	16,278
Gain on legal settlement	(2,227)
Restructuring charges	1,276
Total operating expenses	36,350	55,063
Loss from operations:	(35,733)	(55,063)
Other income, net:
Gain on sale of Freeline Therapeutics GmbH	20,279
Other income, net	73	2,973
Interest income, net	240	335
Benefit from R&D tax credit	464	721
Total other income (expense), net	21,056	4,029
Net loss before income taxes	(14,677)	(51,034)
Income tax expense	(168)	(46)
Net loss	$ (14,845)	$ (51,080)
Net loss per share attributable to ordinary shareholders-basic	$ (0.23)	$ (0.95)
Net loss per share attributable to ordinary shareholders-diluted	$ (0.23)	$ (0.95)
Weighted average number of ordinary shares outstanding - Basic	65,140,334	53,587,167
Weighted-average number of ordinary shares outstanding - Diluted	65,140,334	53,587,167